UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10223

Voya Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Senior Income Fund

The schedules are not audited.

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 140.4%
		Aerospace & Defense: 2.6%
6,615,000		Avolon Holdings Limited ,TL B-2, 3.960%, 03/20/22	$6,712,406	1.4
2,094,750		DigitalGlobe Inc. ,Term Loan B, 3.960%, 01/15/24	2,105,224	0.4
835,000		GEO, Term Loan B, 3.460%, 03/21/24	836,739	0.2
1,213,661		Transdigm, Inc., New Term Loan F, 4.210%, 06/09/23	1,217,264	0.3
1,500,000		US Airways Group, Inc. ,Term Loan B1, 3.710%, 12/09/23	1,504,554	0.3
			12,376,187	2.6

		Air Transport: 0.2%
1,100,000		United Airlines, Inc., Term Loan, 3.460%, 03/29/24	1,106,187	0.2

		Automotive: 5.2%
1,745,000		American Axle & Manufacturing, Inc., Term Loan B, 3.460%, 04/06/24	1,743,255	0.4
967,538		BBB Industries US Holdings, Inc., First Lien Term Loan, 6.210%, 11/03/21	979,318	0.2
39,545	(1)	Caliber Collision ,Delayed Draw TL, 4.210%, 01/31/24	39,875	0.0
395,455		Caliber Collision ,First Lien Term Loan, 4.210%, 01/31/24	398,750	0.1
1,457,675		Dealer Tire, LLC, Term Loan B, 4.960%, 12/22/21	1,472,479	0.3
2,262,798		Dynacast International LLC, First Lien Term Loan, 4.460%, 01/28/22	2,274,112	0.5
1,373,529		Federal-Mogul Corporation, Term Loan C, 4.960%, 04/15/21	1,377,535	0.3
EUR 1,000,000		Gates Global LLC, Euro TL, 4.710%, 03/30/24	1,136,221	0.2
4,028,794		Gates Global LLC, USD TL, 4.460%, 03/30/24	4,051,141	0.8
1,435,500		KAR Auction Services, Inc., Term Loan B-3, 4.710%, 03/09/23	1,445,808	0.3
1,409,310		Key Safety Systems, Inc., First Lien Term Loan, 5.710%, 08/29/21	1,420,468	0.3
1,275,000	(2)	Lumileds, Term Loan B, 5.710%, 03/15/24	1,295,719	0.3
570,000		NN, Inc., IncrementalTerm Loan, 4.960%, 04/01/21	570,000	0.1
1,240,820		NN, Inc., Upsized Term Loan B, 5.460%, 10/19/22	1,241,013	0.3
1,570,091		Service King, Upsized Term Loan B, 3.960%, 08/18/21	1,577,451	0.3
2,093,125		TI Group Automotive Systems, L.L.C.,Term Loan B, 3.960%, 06/30/22	2,108,823	0.4

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Automotive: (continued)
1,700,000	(2)	Truck Hero, Inc., First Lien Term Loan, 5.210%, 05/15/24	$1,690,438	0.3
565,000	(2)	Truck Hero, Inc., Second Lien Term Loan, 9.460%, 05/15/25	562,175	0.1
			25,384,581	5.2

		Beverage & Tobacco: 0.1%
EUR 530,279		Jacobs Douwe Egberts, Term B-5 EUR Loans, 3.210%, 07/02/22	604,092	0.1

		Building & Development: 3.7%
2,305,000		American Builders & Contractors Supply Co., Inc., Term Loan B, 3.710%, 10/31/23	2,319,727	0.5
810,000	(2)	Doosan Bobcat, Inc., Term Loan B, 3.960%, 05/10/24	816,455	0.2
3,032,372		Forterra Finance, LLC, First Lien Term Loan, 4.210%, 10/31/23	2,852,325	0.6
773,063		Henry Company LLC, Term Loan B, 5.710%, 10/05/23	783,692	0.2
430,000	(2)	Installed Building Products, Term Loan B, 4.210%, 04/03/24	432,285	0.1
448,467		Minimax Viking GmbH ,Facility B1B Loan, 3.960%, 08/16/23	454,633	0.1
1,439,296		NCI Building Systems, Inc., Term Loan, 4.210%, 06/24/22	1,445,413	0.3
3,591,000		Quikrete Holdings, Term Loan B, 3.960%, 11/15/23	3,590,102	0.7
566,904		Ventia Service (fka Leighton), Upsized Term Loan B, 4.710%, 05/21/22	572,573	0.1
1,670,813		Wilsonart LLC ,Term Loan B, 4.710%, 12/19/23	1,685,223	0.3
EUR 1,080,000		Xella ,EUR TLB, 5.210%, 02/02/24	1,227,055	0.3
1,514,825		Zekelman Industries, Inc. (fka JMC Steel), Term Loan B, 4.210%, 06/14/21	1,534,707	0.3
			17,714,190	3.7

		Business Equipment & Services: 11.3%
2,870,758		Acosta, Inc., New Term Loan B, 4.460%, 09/26/21	2,687,150	0.6
3,677,474		Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.460%, 07/23/21	3,641,159	0.8
410,000	(2)	Advantage Sales & Marketing, Inc., First Lien TL-B Incremental, 4.460%, 07/25/21	405,951	0.1
2,585,000		AlixPartners, LLP, Term Loan B, 4.210%, 04/07/24	2,603,741	0.5

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
1,214,997		Allflex Holdings III, Inc., First Lien Term Loan, 4.460%, 07/17/20	$1,224,109	0.3
800,000		Array Canada Inc. ,Senior Secured Term Loan, 6.210%, 02/10/23	794,500	0.2
547,250		Clarivate (f/k/a Thomson Reuters Intellectual Property & Science), 1st Lien Term Loan, 4.710%, 10/03/23	550,842	0.1
1,919,557		Coinmach Service Corp., Feb 2014 Upsized Term Loan, 4.460%, 11/14/19	1,921,357	0.4
720,000		Cyxtera Technologies, Inc., First Lien Term Loan, 4.210%, 05/01/24	726,386	0.2
995,000		Document Technologies, Inc., Term Loan B, 6.460%, 10/01/23	978,624	0.2
EUR 550,000		Equinix Inc. ,TL B Euro, 4.460%, 12/07/23	624,793	0.1
900,000		EVO Payments ,1L, 6.210%, 12/22/23	911,672	0.2
1,000,000	(2)	First American Payment Systems, 1L Term Loan, 6.960%, 01/15/24	1,011,250	0.2
1,534,621		First Data Corporation ,New 2022 1L, 4.210%, 07/10/22	1,546,268	0.3
1,787,674		First Data Corporation, Term Loan 2024, 3.710%, 04/21/24	1,799,630	0.4
EUR 988,298		Foncia Groupe SAS, TL B, 4.710%, 07/28/23	1,124,699	0.2
655,000	(2)	Garda World Security Corp., US Term Facility, 5.210%, 05/16/24	657,593	0.1
EUR 696,504		ION Trading Technologies Limited, Tranche B-1 Euro Term Loans, 4.210%, 07/31/23	792,606	0.2
3,047,821		iQor, First Lien Term Loan, 6.210%, 04/01/21	3,045,916	0.6
1,976,440		iQor, Second Lien Term Loan, 9.960%, 04/01/22	1,897,382	0.4
2,952,818		KinderCare Education, LLC (fka Knowledge Universe Education, LLC), Upsized First Lien Term Loan, 4.960%, 08/13/22	2,972,197	0.6
1,089,828		Learning Care Group, Term Loan, 5.210%, 05/05/21	1,108,219	0.2
2,478,671		Legal Shield, First Lien Term Loan, 6.500%, 07/01/19	2,507,332	0.5
1,000,000		Legal Shield, Second Lien Term Loan, 10.250%, 07/01/20	1,006,667	0.2
324,000	(2)	MCS AMS Sub-Holdings LLC, 1L Term Loan, 5.960%, 05/30/24	328,860	0.1

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
300,000	(2)	Misys, TL 2nd lien USD, 8.460%, 04/30/25	$306,062	0.1
EUR 950,000	(2)	Misys, TL B EURO, 4.460%, 04/30/24	1,083,590	0.2
2,360,000	(2)	Misys, TL B USD, 4.710%, 04/30/24	2,370,332	0.5
220,000	(2)	Neustar, Inc., 2nd Lien Term Loan, 9.210%, 02/28/25	222,567	0.0
950,000	(2)	Neustar, Inc., Term Loan B-2, 4.960%, 03/01/24	962,321	0.2
2,437,500		Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.710%, 07/30/21	1,828,125	0.4
1,312,124		Solera Management, USD Term Loan B, 4.460%, 03/03/23	1,322,584	0.3
4,572,031		SourceHOV, First Lien Term Loan, 7.960%, 10/31/19	4,341,523	0.9
1,155,000		SourceHOV, Second Lien Term Loan, 11.710%, 04/30/20	1,027,228	0.2
1,060,000		SurveyMonkey.com, LLC, Term Loan, 5.710%, 04/12/24	1,065,300	0.2
91,514		Wash Multi-Family Services, CAD First Lien Term Loan, 4.460%, 05/26/22	91,514	0.0
522,548		Wash Multi-Family Services, USD First Lien Term Loan, 4.460%, 05/14/22	522,548	0.1
2,654,971		West Corp ,Term Loan B-12, 3.710%, 06/17/23	2,662,272	0.5
			54,674,869	11.3

		Cable & Satellite Television: 3.1%
1,995,000		CSC Holdings, Inc. (Cablevision), TLB, 3.460%, 07/15/25	1,996,558	0.4
287,104		Liberty Cablevision of Puerto Rico LLC., First Lien Term Facility, 4.710%, 01/07/22	285,818	0.1
950,000		Mediacom LLC Group ,Term Loan K, 3.460%, 02/19/24	956,334	0.2
1,595,000		RCN Grande Cable ,TLB, 4.210%, 02/01/24	1,600,981	0.3
920,381		Telesat Canada, Term Loan B, 4.210%, 11/17/23	930,351	0.2
1,900,000		UPC Financing Partnership ,Term Loan AP, 3.960%, 04/15/25	1,910,687	0.4
EUR 485,000		UPC Financing Partnership, Term Loan AO, 4.210%, 01/15/26	550,386	0.1
2,350,000		Virgin Media Investment Holdings Limited ,TL I, 3.960%, 01/31/25	2,362,730	0.5

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Cable & Satellite Television: (continued)
481,257		WaveDivision Holdings LLC, New Term Loan B, 3.960%, 10/15/19	$482,987	0.1
3,980,000		Wideopenwest Finance, LLC, 2016 Term Loan B, 4.710%, 08/18/23	4,007,860	0.8
			15,084,692	3.1

		Chemicals & Plastics: 6.5%
EUR 696,500		Allnex S.a.r.l. (Monarch), Term B-1 facility, 4.460%, 09/13/23	790,997	0.2
700,356		Allnex S.a.r.l. (Monarch), Term B-2 Facility, 4.460%, 09/13/23	702,107	0.2
527,642		Allnex S.a.r.l. (Monarch), Term B-3 Facility, 4.460%, 09/13/23	528,961	0.1
424,000		Atotech ,TL B-1 USD, 4.210%, 01/31/24	426,968	0.1
3,400,000		Avantor Performance Materials, First Lien Term Loan, 5.210%, 03/10/24	3,427,625	0.7
200,000		Avantor Performance Materials, Second Lien Term Loan, 9.460%, 03/10/25	203,917	0.0
997,500		Axalta Coating Systems (fka DuPont Performance Coatings), 2014 Specified Refinancing TermB Loan, 3.710%, 02/01/23	1,005,668	0.2
1,050,000	(2)	Axalta Coating Systems (fka DuPont Performance Coatings), TL B USD, 3.210%, 06/15/24	1,056,431	0.2
2,180,536		Emerald Performance Materials LLC, First Lien Term Loan, 4.710%, 08/01/21	2,201,251	0.5
1,000,000		Emerald Performance Materials LLC, Second Lien Term Loan, 8.960%, 08/01/22	1,001,667	0.2
589,138		Flint Group Holdings S.A.R.L., Second Lien, 8.460%, 09/05/22	577,355	0.1
2,229,940		Flint Group Holdings S.A.R.L., USD Term Loan B2, 4.210%, 09/07/21	2,220,184	0.5
368,635		Flint Group Holdings S.A.R.L., USD Term Loan C, 4.210%, 09/07/21	364,333	0.1
1,877,440		Huntsman International LLC ,2016 Term Loan B, 4.210%, 04/01/23	1,893,070	0.4
2,058,073		Ineos US Finance LLC, TLB USD '22, 3.960%, 03/31/22	2,074,635	0.4
EUR 1,042,138		Inovyn Finance plc, TL B, 3.960%, 05/05/24	1,185,929	0.2
2,426,448		Kraton Polymers LLC ,Term Loan Facility, 5.210%, 01/06/22	2,461,194	0.5

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Chemicals & Plastics: (continued)
1,394,912		MacDermid, Inc. (a.k.a Platform Specialty Products Corp), USD TL B6, 4.210%, 06/07/23	$1,406,246	0.3
EUR 450,000		Novacap, EUR Term Loan B, 5.460%, 04/28/23	512,584	0.1
894,319		Orion Engineered Carbons, Term Loan B (USD), 3.710%, 07/25/21	897,673	0.2
EUR 500,000		Parex Group, TL B, 4.710%, 03/15/24	567,379	0.1
421,818		PQ Corporation, Dollar Term Loan, 5.460%, 11/04/22	426,867	0.1
985,000		Royal Adhesives & Sealants, First Lien Term Loan, 4.460%, 06/19/22	994,604	0.2
110,345		Royal Adhesives & Sealants, Second Lien Term Loan, 8.710%, 06/19/23	110,621	0.0
1,063,007		Solenis International, L.P., USD First Lien Term Loan, 4.460%, 07/31/21	1,068,820	0.2
2,259,243		Styrolution Group GmbH, New USD facility, 3.960%, 03/30/24	2,266,303	0.5
992,268		Tronox Pigments (Netherlands) BV, Term Loan, 4.710%, 03/19/20	1,001,139	0.2
			31,374,528	6.5

		Clothing/Textiles: 0.8%
3,511,243		Varsity Brands (fka Herff Jones, Inc.), First Lien Term Loan, 4.710%, 12/10/21	3,537,030	0.7
398,442		Vince, LLC, Term Loan, 6.210%, 11/27/19	362,582	0.1
			3,899,612	0.8

		Conglomerates: 0.6%
1,087,962		Jason Incorporated, First Lien Term Loan, 5.710%, 06/30/21	998,205	0.2
599,932		Jason Incorporated, Second Lien Term Loan, 9.210%, 06/30/22	464,948	0.1
998,428		Waterpik, First Lien, 5.960%, 07/08/20	1,004,668	0.2
611,925		WireCo WorldGroup, Inc., First Lien Term Loan, 6.710%, 09/29/23	618,427	0.1
			3,086,248	0.6

		Containers & Glass Products: 4.8%
1,325,000	(2)	Albea S.A, USD TLB, 4.960%, 04/22/24	1,328,312	0.3
2,555,599		Berlin Packaging, LLC, First Lien Term Loan, 4.710%, 10/01/21	2,569,974	0.5
550,000		Berlin Packaging, LLC, Second Lien Term Facility, 7.960%, 09/30/22	555,156	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Containers & Glass Products: (continued)
950,000		Berry Plastics Corporation ,Term J Loan, 3.710%, 01/18/24	$957,587	0.2
690,000		Bway Holding Company, Term Loan B, 4.460%, 04/07/24	689,630	0.2
500,000	(2)	Consolidated Container Company LLC, Term Loan, 4.710%, 05/22/24	504,479	0.1
1,132,065		Husky Injection Molding Systems, Ltd, Incremental Term Loan, 4.460%, 06/30/21	1,140,697	0.2
1,132,163		Milacron LLC ,Term Loan, 4.210%, 09/28/23	1,137,116	0.2
1,441,000		Novolex (aka Flex Acquisition Company, Inc) ,First Lien Term Loan, 4.460%, 12/29/23	1,451,087	0.3
1,436,900		Proampac Intermediate Inc (f.k.a Prolampac Inc), First Lien Term Loan, 5.210%, 11/18/23	1,461,747	0.3
245,000		Proampac Intermediate Inc (f.k.a Prolampac Inc), Second Lien Term Loan, 9.710%, 11/18/24	248,675	0.1
3,631,773		Reynolds Group Holdings Inc ,USD Term Loan, 4.210%, 02/04/23	3,653,916	0.8
2,211,261		SIG Combibloc Group AG, USD Term Loan, 4.210%, 03/10/22	2,227,846	0.5
1,621,747		Tekni-Plex, Inc. ,Upsized First Lien Term Loan, 4.710%, 06/01/22	1,626,612	0.3
1,084,827		TricorBraun ,First Lien Term Loan, 4.960%, 11/30/23	1,097,709	0.2
108,755	(1)	TricorBraun, Delayed Draw Term Loan, 4.960%, 11/30/23	110,046	0.0
EUR 2,000,000		Verallia SA, Term Loan B2, 4.960%, 08/01/22	2,262,612	0.5
			23,023,201	4.8

		Cosmetics/Toiletries: 0.5%
2,333,275		Revlon Consumer Products Corporation, Term Loan B 2016, 4.710%, 09/07/23	2,235,569	0.5

		Diversified Insurance: 6.0%
3,320,000	(1)	Acrisure, LLC, Term Loan B, 6.210%, 11/22/23	3,356,832	0.7
2,748,550		Alliant Holdings, I, LLC,Term Loan B, 4.460%, 08/14/22	2,761,320	0.6
2,064,825		AmWINS Group, Inc. ,1st Lien Term Loan, 3.960%, 01/25/24	2,070,633	0.4
195,000		AmWINS Group, Inc. ,2nd Lien Term Loan, 7.960%, 01/25/25	199,387	0.0

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Diversified Insurance: (continued)
3,303,330		Applied Systems Inc., First Lien Term Loan, 4.460%, 01/25/21	$3,328,793	0.7
969,575		Applied Systems Inc., Second Lien Term Loan, 7.710%, 01/24/22	979,675	0.2
2,177,572		AssuredPartners, Inc., 1st Lien Term Loan, 4.710%, 10/22/22	2,182,200	0.4
1,280,000		CCC Information Services Group, Inc., 1st Lien Term Loan, 4.210%, 04/27/24	1,278,600	0.3
150,000		CCC Information Services Group, Inc., 2nd Lien Term Loan, 7.960%, 04/27/25	153,750	0.0
2,753,596		Hub International Limited, Term Loan B, 4.210%, 10/02/20	2,772,538	0.6
2,468,813		National Financial Partners Corp. ,Term Loan, 4.710%, 01/08/24	2,491,032	0.5
1,825,000		Sedgwick Holdings, Inc., Incremental Second Lien Term Loan, 6.960%, 02/28/22	1,835,645	0.4
2,300,000		Sedgwick Holdings, Inc., Second Lien Term Loan, 6.960%, 02/28/22	2,313,416	0.5
1,900,000	(2)	USI, Inc., Term Loan B, 4.210%, 05/16/24	1,897,150	0.4
1,365,747		Vertafore, Inc. ,Term Loan B, 4.460%, 06/17/23	1,370,121	0.3
			28,991,092	6.0

		Drugs: 1.2%
1,045,000		Alvogen Pharma U.S., Term Loan B, 6.210%, 04/02/22	1,035,856	0.2
3,350,000		Endo LLC, Term B, 5.210%, 04/24/24	3,392,924	0.7
600,000		Horizon Pharma, Inc., Term B, 4.960%, 03/23/24	602,063	0.2
524,947		Prestige Brands ,B-4, 3.960%, 01/26/24	529,650	0.1
			5,560,493	1.2

		Ecological Services & Equipment: 1.4%
2,751,788		4L Holdings Inc., Term Loan B, 5.710%, 05/08/20	2,638,277	0.6
3,384,301		Advanced Disposal Services, Inc. (fka ADS Waste Holdings, Inc.) ,Term Loan B, 3.960%, 11/10/23	3,413,307	0.7
558,600		Casella Waste Systems, Inc., Term Loan B, 3.960%, 10/17/23	562,091	0.1
			6,613,675	1.4

		Electronics/Electrical: 18.0%
1,550,000		Aptean Holdings, Inc. ,1st Lien Term Loan, 6.210%, 12/22/22	1,562,271	0.3

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
EUR 493,750		Avast Software B.V., Term Loan Euro, 4.710%, 09/30/23	$561,864	0.1
2,612,000	(2)	Avast Software B.V., Term Loan USD, 4.460%, 09/30/23	2,643,018	0.5
EUR 1,652,920		BMC Software, Inc., Euro Term Loan, 5.710%, 09/10/22	1,873,825	0.4
3,388,377		BMC Software, Inc., U.S. Term Loan, 5.210%, 09/10/22	3,409,351	0.7
2,767,765		Compuware Corporation ,Term Loan B-3, 5.460%, 12/15/21	2,785,310	0.6
7,601,848		Dell International LLC, Term Loan B, 3.710%, 09/07/23	7,653,761	1.6
2,134,039		Dell Software Group, Term Loan B, 7.210%, 10/31/22	2,175,164	0.5
1,660,227		ECI, Term Loan B, 5.960%, 05/28/21	1,673,717	0.3
2,621,385		Epicor Software Corporation, Term Loan B, 4.960%, 06/01/22	2,623,844	0.5
223,299		Eze Castle Software, Inc. ,1st Lien Term Loan, 4.210%, 04/04/20	224,974	0.1
1,095,000		Eze Castle Software, Inc., Second Lien Term Loan, 7.710%, 04/05/21	1,094,543	0.2
3,400,000		Go Daddy Operating Company, LLC ,Term Loan, 3.710%, 02/15/24	3,414,875	0.7
768,126		Greeneden U.S. Holdings II, L.L.C. ,USD Term Loan, 5.210%, 12/01/23	774,559	0.2
EUR 997,500		Greeneden U.S. Holdings II, L.L.C., EUR Term Loan B, 5.210%, 12/01/23	1,137,629	0.2
2,605,766		Hyland Software, Inc., 1st Lien Term Loan, 4.460%, 07/01/22	2,621,510	0.5
EUR 395,000		Infor (US), Inc. ,EUR Term Loan, 3.960%, 02/01/22	448,230	0.1
3,644,459		Informatica Corporation,Term Loan B, 4.710%, 08/05/22	3,644,080	0.8
2,443,875		JDA Software (f.k.a RedPrairie Corporation), Term Loan B, 4.710%, 10/12/23	2,465,259	0.5
3,311,700		Kronos Incorporated, First Lien Term Loan, 4.710%, 11/01/23	3,346,069	0.7
EUR 200,000		Linxens, Term Loan B-4 Euro, 4.960%, 10/16/22	228,152	0.1
839,375		Linxens, TL B-3 USD, 4.710%, 10/14/22	837,801	0.2
2,239,193		M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.210%, 05/08/21	2,240,593	0.5

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
375,000		MaxLinear, Term Loan B, 3.710%, 04/12/24	$377,578	0.1
415,310	(2)	Micro Focus, MA Finance Co USD Term Loan, 3.960%, 04/18/24	414,998	0.1
2,804,690	(2)	Micro Focus, Seattle Term Loan, 3.960%, 04/19/24	2,802,587	0.6
769,188		Micron Technology, Inc., Term Loan B, 3.710%, 04/26/22	778,024	0.2
780,000		Navico Inc., First Lien Term Loan, 6.960%, 03/15/23	780,000	0.2
EUR 191,336		Oberthur Technologies ,TL B1 EUR, 4.960%, 12/15/23	217,473	0.0
133,553		Oberthur Technologies ,TL B1 USD, 4.960%, 01/10/24	134,053	0.0
EUR 308,664	(1)	Oberthur Technologies S.A., 2016 EUR Term Loan B2, 4.960%, 12/15/23	350,828	0.1
216,447	(1)	Oberthur Technologies S.A., 2016 USD Term Loan B2, 4.960%, 12/14/23	217,259	0.0
575,000		Omnitracs Inc., Upsized Second Lien Term Loan, 8.960%, 05/25/21	578,354	0.1
671,760		Optiv Security, Inc. (f.k.a. Accuvant Inc.) ,1st Lien Term Loan, 4.460%, 02/01/24	665,602	0.1
3,092,250		Rackspace Hosting, Term Loan B, 4.710%, 11/03/23	3,114,152	0.6
3,066,950		Riverbed Technology, Inc., First Lien Term Loan, 4.460%, 04/24/22	3,031,729	0.6
650,022		Sabre Inc. ,Term B Facility, 3.960%, 02/16/24	656,847	0.1
3,040,257		Skillsoft Corp., First Lien Term Loan, 5.960%, 04/28/21	2,882,544	0.6
3,625,164		SolarWinds Holdings, Inc. ,Term Loan, 4.710%, 02/05/23	3,647,597	0.8
2,845,000		Synchronoss Technologies, Inc. ,1st Lien Term Loan, 3.960%, 01/23/24	2,685,680	0.6
2,052,632		TTM Technologies, Term Loan B, 5.460%, 05/31/21	2,091,118	0.4
1,980,000		Veritas Technologies Corporation, USD Term Loan B-1, 6.835%, 01/27/23	1,984,455	0.4
5,161,065		Western Digital, USD Term Loan B-2, 3.960%, 04/29/23	5,216,706	1.1
1,296,750		Tessera Technologies, Term Loan B, 4.460%, 12/01/23	1,312,149	0.3

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
3,527,074		Zebra Technologies, Term Loan B, 3.710%, 10/27/21	$3,560,884	0.7
			86,941,016	18.0

		Equity REITs and REOCs: 0.7%
1,150,000		Capital Automotive L.P., 1L Term Loan, 4.710%, 03/25/24	1,161,739	0.2
1,155,000		Capital Automotive L.P., 2L Term Loan, 7.210%, 03/24/25	1,176,296	0.2
1,253,708		ESH Hospitality, Inc., TLB, 3.710%, 08/30/23	1,263,447	0.3
			3,601,482	0.7

		Financial Intermediaries: 2.4%
2,912,240		Duff & Phelps, Add-on Term Loan, 4.960%, 04/23/20	2,938,187	0.6
2,962,500		First Eagle Investment Management, Inc., Term Loan B, 4.710%, 12/01/22	3,006,937	0.6
425,000	(2)	Focus Financial Partners, 1L Term Loan, 4.460%, 05/17/24	429,250	0.1
2,720,000		LPL Holdings, Inc., Term Loan B, 3.710%, 03/15/24	2,738,276	0.6
650,000		TaxAct / HD Vest, Ter Loan B, 4.960%, 04/19/24	654,469	0.1
1,989,759		Trans Union LLC ,Term B2, 3.710%, 04/09/23	2,012,144	0.4
			11,779,263	2.4

		Food Products: 3.9%
2,521,527		Advance Pierre Foods, First Lien Term Loan, 7.000%, 06/02/23	2,527,306	0.5
965,722		Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	971,758	0.2
1,281,729		Atrium Innovations, Inc., USD First Lien Term Loan, 4.710%, 02/15/21	1,291,342	0.3
2,283,351		CSM Bakery Supplies, First Lien Term Loan, 5.210%, 07/03/20	2,149,204	0.4
1,064,250		Del Monte Foods Consumer Products, Inc., First Lien, 4.460%, 02/18/21	911,264	0.2
1,700,000		Del Monte Foods Consumer Products, Inc., Second Lien, 8.460%, 08/18/21	1,181,500	0.2
870,000		Dole Food Company, Inc., Term Loan B, 4.210%, 04/04/24	874,738	0.2
2,446,858		Hostess, Term Loan, 4.210%, 08/03/22	2,465,516	0.5
3,000,000		JBS USA, Inc. (FKA Swift) ,Term Loan B, 3.710%, 10/30/22	2,964,375	0.6

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Food Products: (continued)
765,000		Nomad Foods Ltd, TL B USD, 3.960%, 04/21/24	$769,622	0.2
980,000		NPC International, First Lien Term Loan, 4.710%, 03/30/24	988,575	0.2
327,500		NPC International, Second Lien Term Loan, 8.710%, 03/28/25	331,184	0.1
1,302,500	(2)	Post Holdings, Inc., 1l Term Loan, 3.460%, 05/16/24	1,311,106	0.3
			18,737,490	3.9

		Food Service: 2.1%
2,234,988		CEC Entertainment, Inc., First Lien Term Loan, 4.210%, 02/14/21	2,231,846	0.5
1,066,708		Landry's Restaurants, Term Loan, 3.960%, 10/04/23	1,068,152	0.2
1,086,667		Manitowoc Foodservice, Inc., Term Loan B, 4.210%, 03/03/23	1,098,892	0.2
1,166,393		P.F. Chang's China Bistro, Inc., Term Loan, 4.460%, 06/30/19	1,159,103	0.2
2,339,501		Restaurant Brands International (F.K.A. Burger King Corporation), TL B, 3.460%, 02/16/24	2,344,131	0.5
2,334,869		US Foods, Inc., Term Loan B, 3.960%, 06/27/23	2,358,042	0.5
			10,260,166	2.1

		Food/Drug Retailers: 2.1%
2,743,855		Albertsons LLC ,TL-B4, 4.210%, 08/15/21	2,757,580	0.6
2,435,050		Portillo Restaurant Group (The), First Lien Term Loan, 5.710%, 08/04/21	2,457,879	0.5
1,675,800		Save-A-Lot ,TL-B, 7.210%, 12/05/23	1,656,947	0.3
1,050,000		Smart & Final Stores, Extended Term Loan B, 4.710%, 11/15/22	1,033,923	0.2
1,431,535		Supervalu, Term Loan, 5.710%, 03/21/19	1,438,186	0.3
847,875		NBTY, Inc. ,USD Term Loan B, 4.710%, 05/05/23	849,041	0.2
			10,193,556	2.1

		Forest Products: 0.2%
942,875		Blount International, Inc., Term Loan B USD, 6.210%, 04/12/23	958,786	0.2

		Health Care: 15.3%
1,948,566		Acadia, New Term Loan B, 3.960%, 02/16/23	1,968,051	0.4
3,912,862		Air Medical Group Holdings, Inc., Term Loan B, 4.460%, 04/28/22	3,879,673	0.8
1,325,000	(2)	Air Methods, Term Loan B, 4.710%, 04/17/24	1,319,203	0.3

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Health Care: (continued)
553,591		Aspen Dental Management, Inc., Term Loan B, 4.960%, 04/30/22	$559,127	0.1
570,688		ATI Physical Therapy, First Lien Term Loan, 5.710%, 05/10/23	577,702	0.1
1,572,444		Catalent Pharma Solutions, Inc., USD Term Loan, 3.960%, 05/20/21	1,591,936	0.3
4,000,000		Change Healthcare, Inc. ,Term B, 3.960%, 02/28/24	4,017,500	0.8
3,124,722		CHG Medical Staffing, Inc., First Lien Term Loan, 4.960%, 06/07/23	3,152,551	0.7
1,764,840		CHS/Community Health Systems, Inc., Term Loan H, 4.210%, 01/27/21	1,767,053	0.4
1,068,328		Concentra Inc, Term Loan B, 4.210%, 06/01/22	1,074,658	0.2
1,803,750		Correct Care Solutions, First Lien Term Loan, 5.210%, 07/22/21	1,560,244	0.3
937,312		Connolly / iHealth Technologies, New First Lien Term Loan B, 3.710%, 09/28/23	940,827	0.2
1,570,939		DJO Finance LLC, First Lien Term Loan, 4.460%, 06/08/20	1,556,949	0.3
2,049,863		Envision Healthcare Corporation, Tranche C, 4.210%, 12/01/23	2,073,885	0.4
1,981,629		CareCore National, LLC, Term Loan B, 5.710%, 03/05/21	2,006,399	0.4
1,119,382		ExamWorks Group, Inc. ,Term B, 4.460%, 07/27/23	1,129,527	0.2
873,393		Greenway Health LLC, Term B, 5.960%, 02/17/24	878,487	0.2
3,300,000		Grifols S.A ,TL B, 3.460%, 01/31/25	3,312,243	0.7
2,390,583		Healogics, Inc., First Lien Term Loan, 5.460%, 07/01/21	1,828,796	0.4
2,250,000		Healogics, Inc., Second Lien Term Loan, 9.210%, 07/01/22	1,642,500	0.3
1,070,858		Iasis Healthcare LLC, B-3, 5.250%, 02/17/21	1,080,563	0.2
1,286,775		inVentiv Health Inc., Term Loan B, 4.960%, 11/09/23	1,295,391	0.3
2,665,000		Kinetic Concepts, Inc. ,USD Term B, 4.460%, 02/03/24	2,644,458	0.5
1,683,744		Multiplan, Inc, First Lien Term Loan, 4.960%, 06/07/23	1,694,267	0.4
1,067,833		Precyse, First Lien Term Loan, 5.710%, 10/20/22	1,072,950	0.2
2,148,706	(2)	NVA Holdings, Inc. ,TLB-2, 4.710%, 08/14/21	2,172,879	0.5

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Health Care: (continued)
437,500	(2)	NVA Holdings, Inc., Delayed Draw Incremental TLB-2, 4.710%, 08/14/21	$439,688	0.1
1,000,000		Patterson Medical Holdings, Inc., Upsized First Lien Term Loan, 5.960%, 08/28/22	980,000	0.2
2,362,975		Pharmaceutical Product Development, Inc.,Term Loan B, 4.460%, 08/18/22	2,369,868	0.5
608,475		Press Ganey, First Lien Term Loan, 4.460%, 10/01/23	610,567	0.1
150,000		Press Ganey, Second Lien Term Loan, 8.460%, 10/01/24	153,656	0.0
1,712,559		Prospect Medical Holdings, Inc., Term Loan B, 7.210%, 06/30/22	1,743,556	0.4
1,479,975		Schumacher Group, First Lien Term Loan, 5.210%, 07/31/22	1,487,606	0.3
1,690,000		Select Medical Corporation ,Term B, 4.710%, 03/06/24	1,706,548	0.4
3,038,136		Sivantos (Siemens Audiology), TL B USD, 4.210%, 01/17/22	3,071,367	0.6
3,225,875		Sterigenics International LLC, Term Loan B, 4.210%, 05/15/22	3,213,778	0.7
3,784,998		Surgery Center Holdings, Inc., First Lien Term Loan, 4.960%, 11/03/20	3,807,473	0.8
1,700,000		Team Health, Inc. ,Term B, 3.960%, 01/25/24	1,697,025	0.4
525,000		Tecomet, Term B, 4.960%, 04/28/24	528,938	0.1
3,458,731		U.S. Renal Care, Inc., First Lien Term Loan, 5.460%, 12/30/22	3,383,936	0.7
1,128,001		Valeant Pharmaceuticals International, Inc., F1 Term Loan, 5.960%, 04/01/22	1,147,665	0.2
1,099,816		Vizient, Inc., B-3, 4.710%, 02/13/23	1,115,397	0.2
			74,254,887	15.3

		Home Furnishings: 1.4%
1,553,482		ADT fka Protection One, Inc. ,Upsized Term Loan B, 4.460%, 05/02/22	1,568,462	0.3
1,220,512		Hillman Group (The), Inc., Term Loan B, 4.710%, 06/30/21	1,230,428	0.3
3,720,675		Serta Simmons Bedding, LLC, First Lien Term Loan, 4.710%, 11/08/23	3,741,604	0.8
			6,540,494	1.4

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Industrial Equipment: 3.7%
1,422,973	Accudyne Industries LLC, Term Loan, 4.210%, 12/13/19	$1,419,238	0.3
2,747,549	Apex Tool Group, Term Loan B, 4.500%, 01/31/20	2,688,018	0.6
1,409,270	Columbus McKinnon Corporation ,1st Lien Term Loan, 4.210%, 01/31/24	1,425,124	0.3
890,100	WTG Holdings III Corp., First Lien Term Loan, 4.960%, 01/15/21	895,663	0.2
1,638,332	Filtration Group Corporation, First Lien Term Loan, 4.460%, 11/30/20	1,653,521	0.3
4,895,042	Gardner Denver, Inc., Term Loan B USD, 4.460%, 07/30/20	4,921,965	1.0
671,625	Global Brass and Copper, Inc., Term Loan B, 5.460%, 07/18/23	680,843	0.1
795,130	Kenan Advantage Group, Inc.,Term Loan B, 4.210%, 07/31/22	796,721	0.2
241,802	Kenan Advantage Group, Inc.,Term Loan Canada Borrower, 4.210%, 07/31/22	242,285	0.0
427,589	MKS Instruments ,Term Loan B, 3.960%, 05/01/23	432,267	0.1
370,000	Terex Corporation ,Term Loan, 3.710%, 01/31/24	372,698	0.1
2,334,994	Vertiv Group Corporation, Term Loan B, 5.210%, 11/30/23	2,357,615	0.5
		17,885,958	3.7

	Leisure Goods/Activities/Movies: 4.7%
3,890,000	24 Hour Fitness Worldwide, Inc, Term Loan B, 4.960%, 05/28/21	3,879,466	0.8
2,577,254	Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.460%, 02/01/24	2,584,387	0.5
300,000	Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 7.960%, 08/08/22	302,437	0.1
2,100,000	Equinox Holdings, Inc., First Lien TL-B, 4.460%, 03/10/24	2,123,625	0.4
170,000	Equinox Holdings, Inc., Second Lien TL-B, 8.210%, 09/06/24	173,400	0.0
4,775,909	Fitness International, LLC., Term Loan B, 5.460%, 07/01/20	4,845,556	1.0
989,962	Life Time Fitness ,Upsized Term Loan B, 4.210%, 06/10/22	994,558	0.2

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Leisure Goods/Activities/Movies: (continued)
EUR 668,325		NEP/NCP Holdco, Inc ,EUR Term Loan, 4.710%, 11/17/23	$762,024	0.2
2,162,857		NEP/NCP Holdco, Inc, Second Lien, 10.000%, 07/22/20	2,197,102	0.5
2,846,255		NEP/NCP Holdco, Inc, Term Loan B with Add on, 4.500%, 01/22/20	2,855,742	0.6
555,162		SRAM, LLC, First Lien Term Loan, 4.710%, 03/13/24	556,897	0.1
940,275		UFC Holdings (fka Zuffa), First Lien Term Loan, 4.460%, 08/18/23	946,823	0.2
673,200		Winnebago, Term Loan B, 5.710%, 11/08/23	680,353	0.1
			22,902,370	4.7

		Lodging & Casinos: 4.9%
4,843,688		Amaya Gaming Group Inc., USD Term Loan, 4.710%, 08/01/21	4,863,746	1.0
861,673		American Casino and Entertainment Properties LLC ,Term Loan, 4.460%, 07/07/22	869,213	0.2
555,000		Caesars Growth Properties Holdings, LLC, TLB, 3.960%, 05/08/21	559,163	0.1
1,500,000		CityCenter Holdings, LLC, TLB, 3.710%, 04/10/24	1,508,125	0.3
1,460,000	(2)	Global Cash Access, Inc., Term Loan B, 5.710%, 04/28/24	1,466,996	0.3
881,880		Golden Nugget, Inc., Delayed Draw Term Loan, 4.710%, 11/21/19	895,936	0.2
2,057,721		Golden Nugget, Inc., Term Loan, 4.710%, 11/21/19	2,090,517	0.4
543,125		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	546,520	0.1
1,989,873		La Quinta, First Lien Term Loan, 3.960%, 04/14/21	2,006,029	0.4
3,395,747		Scientific Games International, Inc. ,Term Loan B-3, 5.210%, 10/01/21	3,451,281	0.7
3,577,987		Station Casinos LLC, Term Loan, 3.710%, 06/08/23	3,585,440	0.8
1,941,432		Twin River Management Group, Inc., Term Loan B, 4.710%, 07/10/20	1,961,454	0.4
			23,804,420	4.9

		Nonferrous Metals/Minerals: 0.4%
2,134,606		Fairmount Minerals, Ltd., Tranche B-2 Term Loan, 4.710%, 09/05/19	2,083,019	0.4

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Oil & Gas: 2.4%
1,390,000		Energy Transfer Equity, L.P. ,New Term Loan, 3.960%, 02/02/24	$1,391,738	0.3
2,055,113		FTS International, Inc. (fka FracTech), Term Loan, 5.960%, 04/16/21	1,800,793	0.4
6,542,700		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.710%, 06/18/20	3,822,029	0.8
1,000,000		Limetree Bay Terminals ,Term Loan, 6.210%, 02/15/24	1,013,750	0.2
1,889,365		MEG Energy Corp., Term Loan, 4.710%, 12/31/23	1,888,479	0.4
1,193,059		Southcross Energy Partners, L.P., Term Loan, 5.460%, 08/04/21	1,081,209	0.2
104,183	&	Southcross Holdings L.P., Exit Term Loan, 1.210%, 04/13/23	94,719	0.0
430,000		Summit Midstream Partners, Term Loan, 7.210%, 05/15/22	438,600	0.1
			11,531,317	2.4

		Property & Casualty Insurance: 0.3%
1,346,625		BroadStreet Partners, Inc., Term Loan B, 5.460%, 11/08/23	1,367,034	0.3

		Publishing: 2.0%
813,825		Cengage Learning Acquisition, Inc., Term Loan-B, 5.460%, 06/07/23	768,628	0.2
3,652,412		McGraw Hill Global Education, Term Loan B, 5.210%, 05/04/22	3,617,715	0.7
2,189,352		Merrill Communications, LLC, New First Lien Term Loan, 6.460%, 06/01/22	2,197,562	0.5
1,290,193	&	Nelson Canada, 10% Reinstated First Lien Term Loan, 1.210%, 10/01/20	677,352	0.1
2,382,879		Tribune Company ,Term Loan C, 4.210%, 01/27/24	2,402,611	0.5
190,707		Tribune Company,Term Loan B, 4.210%, 12/27/20	191,779	0.0
			9,855,647	2.0

		Radio & Television: 3.5%
2,221,098		CBS Radio, Inc., Term Loan B, 4.710%, 10/17/23	2,243,575	0.5
3,294,433		Cumulus Media Holdings Inc., Term Loan, 4.460%, 12/23/20	2,631,428	0.5
2,179,538		Learfield Communications, Inc ,First Lien TL, 4.460%, 12/01/23	2,208,144	0.5
1,738,125		Lions Gate Entertainment Corp, New Term Loan B, 4.210%, 12/08/23	1,749,640	0.4

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Radio & Television: (continued)
260,684	Nexstar Broadcasting, Inc., New Term Loan B - Mission, 4.210%, 01/17/24	$262,639	0.1
2,660,771	Nexstar Broadcasting, Inc., New Term Loan B - Nexstar, 4.210%, 01/17/24	2,680,727	0.5
5,086,323	Univision Communications, Inc., TL-C5, 3.960%, 03/15/24	5,051,355	1.0
		16,827,508	3.5

	Retailers (Except Food & Drug): 8.6%
1,229,479	Abercrombie & Fitch Management Co., Term Loan B, 4.960%, 08/09/21	1,207,963	0.2
862,207	Academy Ltd.,Term Loan, 5.210%, 07/01/22	696,771	0.1
EUR 2,090,000	Action Holding B.V., Term Loan B, 4.710%, 02/15/22	2,387,419	0.5
3,695,680	Ascena Retail Group, Inc.,Term Loan B, 5.710%, 08/21/22	3,190,602	0.7
795,000	Bass Pro Group, LLC, Asset Sale Facility, 5.960%, 06/08/18	804,937	0.2
1,974,703	Belk, First Lien Term Loan, 5.960%, 12/12/22	1,716,346	0.4
3,200,000	BJs Wholesale Club ,1L TL-B, 4.960%, 01/31/24	3,196,858	0.7
650,000	BJs Wholesale Club ,2L TL-B, 8.710%, 01/31/25	659,344	0.1
2,105,974	FullBeauty Brands (F.K.A. OneStopPlus), First Lien Term Loan, 5.960%, 10/14/22	1,612,824	0.3
1,930,289	General Nutrition Centers, Inc. ,Term Loan B, 3.710%, 03/04/19	1,755,115	0.4
3,231,059	Harbor Freight Tools USA, Inc., Term Loan-B, 4.460%, 08/15/23	3,235,321	0.7
2,591,975	Jo-Ann Stores, Inc., Term Loan B, 6.210%, 10/15/23	2,601,156	0.5
1,709,966	Lands' End, Inc., Term Loan B, 4.460%, 04/04/21	1,479,121	0.3
1,482,550	Leslies Poolmart, Inc., Term Loan-B, 4.960%, 08/16/23	1,491,816	0.3
3,223,448	Men's Wearhouse, Term Loan, 4.710%, 06/18/21	3,070,334	0.6
388,997	National Vision, Inc., First Lien Term Loan, 4.210%, 03/13/21	390,213	0.1
1,372,378	Neiman Marcus Group, Inc, Term Loan, 4.460%, 10/25/20	1,082,463	0.2
2,068,274	Party City Holdings Inc, Term Loan B, 4.210%, 08/19/22	2,072,152	0.4
2,619,350	Petco Animal Supplies, Inc. ,TLB-1, 4.460%, 01/26/23	2,445,163	0.5

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Retailers (Except Food & Drug): (continued)
5,382,657		PetSmart, Inc., Term Loan B, 4.210%, 03/11/22	$5,186,416	1.1
1,480,274		Savers, Term Loan B, 5.000%, 07/09/19	1,363,086	0.3
			41,645,420	8.6

		Surface Transport: 1.7%
1,661,075		Goodpack Ltd., First Lien Term Loan, 4.960%, 09/09/21	1,646,541	0.3
1,795,443		Navistar Inc. ,Term Loan B, 5.210%, 08/07/20	1,828,359	0.4
1,595,808		OSG Bulk Ships, Inc., First Lien Term Loan, 5.460%, 08/05/19	1,573,866	0.3
515,944		Quality Distribution, First Lien Term Loan, 5.960%, 08/18/22	492,081	0.1
390,000		V.Group ,TL B, 4.210%, 03/11/24	390,488	0.1
2,356,075		XPO Logistics, Term Loan B, 3.460%, 10/31/21	2,374,738	0.5
			8,306,073	1.7

		Telecommunications: 9.8%
1,765,000		Altice International S.A., USD TLB, 3.960%, 07/15/25	1,766,287	0.4
3,232,455		Aricent Group, First Lien Term Loan, 5.710%, 04/14/21	3,242,220	0.7
260,582		Asurion, LLC ,Replacement B-2 Term Loan, 4.460%, 07/08/20	261,966	0.1
2,921,156		Asurion, LLC ,Replacement B-4 Term Loan, 4.460%, 08/04/22	2,943,065	0.6
2,401,092		Asurion, LLC, Replacement B-5 Term Loan, 4.210%, 11/03/23	2,414,972	0.5
1,750,000		Asurion, LLC, Second Lien Term Loan, 8.710%, 03/03/21	1,772,605	0.4
3,135,000	(2)	CenturyLink, TLB, 3.960%, 01/31/25	3,130,802	0.6
1,500,000	(2)	Consolidated Communications, Inc. ,Incremental Term Loan, 4.210%, 10/05/23	1,509,750	0.3
2,165,372		Consolidated Communications, Inc., Term Loan B, 4.210%, 10/05/23	2,182,695	0.4
1,519,229		Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	1,521,603	0.3
850,000		Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	848,937	0.2
1,964,286		Lightower Fiber Networks, First Lien Term Loan, 4.460%, 04/13/20	1,976,358	0.4

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Telecommunications: (continued)
EUR 1,000,000		SFR Group SA (Numericable), EUR TL B11, 4.210%, 07/30/25	$1,132,564	0.2
2,457,650		SFR Group SA (Numericable), Term Loan B10 USD, 4.460%, 01/14/25	2,463,794	0.5
850,000		SFR Group SA (Numericable), USD TL B11, 3.960%, 07/30/25	849,772	0.2
2,715,000		Sprint Communications ,Term Loan B, 3.710%, 02/03/24	2,722,273	0.6
1,997,574		Syniverse Holdings, Inc., Initial Term Loan, 4.210%, 04/23/19	1,913,926	0.4
EUR 1,000,000		Telenet Group Holding NV, EUR TL AH, 4.210%, 03/31/26	1,135,566	0.2
255,000	(2)	Telenet Group Holding NV, Incremental TL AI, 3.960%, 06/30/25	256,434	0.1
1,740,000		Telenet Group Holding NV, USD TL AI, 3.960%, 06/30/25	1,749,426	0.4
1,955,000		U.S. Telepacific Corp, Term Loan B, 6.210%, 04/17/23	1,946,447	0.4
5,006,163		Uniti Group Inc. (fka Communications Sales & Leasing), Term Loan B, 4.210%, 10/24/22	5,022,408	1.0
3,004,188		Windstream Corporation, Term Loan B-6, 5.210%, 03/29/21	3,032,353	0.6
643,466		Zayo Group, LLC ,Term Loan B-2, 3.710%, 01/19/24	648,496	0.1
EUR 1,000,000		Ziggo N.V. ,EUR TLF, 4.210%, 04/15/25	1,135,604	0.2
			47,580,323	9.8

		Utilities: 4.3%
995,000		Aclara Technologies LLC, Term Loan, 6.960%, 08/15/23	1,011,169	0.2
997,462		Calpine Corp ,Term Loan B-5, 3.960%, 01/15/24	997,930	0.2
987,500		Calpine Corp, Term Loan B-6, 3.960%, 01/15/23	987,192	0.2
1,625,925		Dayton Power and Light Company, Term Loan, 4.460%, 08/30/22	1,647,774	0.3
2,000,000		Dynegy Inc. ,Term Loan C, 4.460%, 02/07/24	1,997,500	0.4
2,120,874		TPF II Power, LLC, Term Loan, 5.210%, 10/02/23	2,121,404	0.4
1,285,000	(2)	Helix Gen LLC, Term Loan, 4.960%, 03/01/24	1,291,559	0.3
2,158,923		Linden Power Complex, Term Loan, 4.710%, 06/28/23	2,169,448	0.5

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Utilities: (continued)
1,621,125	Longview Power, LLC, Term Loan, 7.210%, 04/13/21	$1,309,058	0.3
1,248,725	MRP Generation Holdings, LLC (fka TPF Generation Holdings, LLC), Term Loan, 8.210%, 09/30/22	1,242,481	0.3
650,000	Nautilus Power, LLC, Term Loan, 5.210%, 05/01/24	646,344	0.1
952,938	RISEC, Term Loan, 5.960%, 12/19/22	949,364	0.2
1,645,000	Southeast PowerGen, LLC, Term Loan B, 4.710%, 12/02/21	1,595,650	0.3
2,436,750	Texas Competitive Electric Holdings Company LLC, Term Loan B, 3.960%, 08/04/23	2,423,957	0.5
557,143	Texas Competitive Electric Holdings Company LLC, Term Loan C, 3.960%, 08/04/23	554,218	0.1
		20,945,048	4.3

	Total Senior Loans
	(Cost $686,005,684)	679,730,493	140.4

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.2%
89,600	@	Cengage Learning	403,200	0.1
42,798	@	Everyware Global, Inc.	310,285	0.1
156,376	@	Longview Power, LLC	143,397	0.0
57,894	@	Millennium Health LLC	79,952	0.0
206,462	@	Nelson Education	18,582	0.0
111	@	Southcross Holdings G.P.	–	0.0
111	@	Southcross Holdings L.P.- Class A	52,725	0.0
	Total Equities and Other Assets
	(Cost $5,389,021)		1,008,141	0.2

	Total Long-Term Investments
	(Cost $691,394,705)		680,738,634	140.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Loans: 0.2%
1,030,000	Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.460%, 06/30/17
	(Cost $1,030,492)	1,035,954	0.2

	Total Short-Term Investments
	(Cost $1,030,492)	1,035,954	0.2

	Total Investments (Cost $692,425,197)	$681,774,588	140.8
	Liabilities in Excess of Other Assets	(197,724,214)	(40.8)
	Net Assets	$484,050,374	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
&	Payment-in-kind.
(1)	All or a portion of this holding is subject to unfunded loan commitments.
(2)	Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

EUR	EU Euro

Cost for federal income tax purposes is $692,450,621.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,349,683
Gross Unrealized Depreciation	(16,025,716)

Net Unrealized Depreciation	$(10,676,033)

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
Asset Table
Investments, at fair value
Senior Loans	$–	$679,730,493	$–	$679,730,493
Equities and Other Assets	–	1,008,141	–	1,008,141
Short-Term Investments	–	1,035,954	–	1,035,954
Total Investments, at fair value	$–	$681,774,588	$–	$681,774,588
Other Financial Instruments+
Forward Foreign Currency Contracts	–	370	–	370
Total Assets	$–	$681,774,958	$–	$681,774,958
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(259,084)	$–	$(259,084)
Total Liabilities	$–	$(259,084)	$–	$(259,084)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized gain (loss) on the instrument.

At May 31, 2017, the following forward foreign currency contracts were outstanding for the Voya Senior Income Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

State Street Bank and Trust Co.	EU Euro	18,450,000	Sell	06/22/17	$20,491,031	$20,747,619	$(256,588)
State Street Bank and Trust Co.	EU Euro	1,000,000	Sell	06/22/17	1,124,902	1,124,532	370
State Street Bank and Trust Co.	EU Euro	500,000	Sell	06/22/17	559,770	562,266	(2,496)
							$(258,714)

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2017 was as follows:

	Instrument Type	Fair Value
Derivatives not accounted for as hedging instruments

Asset Derivatives

Foreign exchange contracts	Forward foreign currency contracts	$370
Total Asset Derivatives		$370

Liability Derivatives

Foreign exchange contracts	Forward foreign currency contracts	$259,084
Total Liability Derivatives		$259,084

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2017:

State Street Bank and Trust Co.
Assets:
Forward foreign currency contracts	$370
Total Assets	$370

Liabilities:
Forward foreign currency contracts	$259,084
Total Liabilities	$259,084

Net OTC derivative instruments by counterparty, at fair value	$(258,714)

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$(258,714)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2017